                                                                          Page 1

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2007-2 Owner Trust
            Collection Period: August 1, 2007 through August 31, 2007

                                                                                                 Determination Date:  09/17/07
                                                                                                 Payment Date:  09/21/07

I. ORIGINAL DEAL PARAMETER INPUTS
  (A) Total Portfolio Balance                                                                        $1,203,571,385.96
  (B) Total Securities Balance                                                                       $1,203,571,385.96
  (C) Class A-1 Notes
    (i)   Class A-1 Notes Balance                                                                      $262,000,000.00
    (ii)  Class A-1 Notes Percentage (C(i)/B)                                                                   21.77%
    (iii) Class A-1 Notes Rate                                                                                5.32590%
    (iv) Class A-1 Notes Accrual Basis                                                                      Actual/360
  (D) Class A-2 Notes
    (i)   Class A-2 Notes Balance                                                                      $322,000,000.00
    (ii)  Class A-2 Notes Percentage (D(i)/B)                                                                   26.75%
    (iii) Class A-2 Notes Rate                                                                                  5.410%
    (iv) Class A-2 Notes Accrual Basis                                                                          30/360
  (E) Class A-3 Notes
    (i)   Class A-3 Notes Balance                                                                      $360,000,000.00
    (ii)  Class A-3 Notes Percentage (E(i)/B)                                                                   29.91%
    (iii) Class A-3 Notes Rate                                                                                  5.460%
    (iv) Class A-3 Notes Accrual Basis                                                                          30/360
  (F) Class A-4 Notes
    (i)   Class A-4 Notes Balance                                                                      $220,460,000.00
    (ii)  Class A-4 Notes Percentage (E(i)/B)                                                                   18.32%
    (iii) Class A-4 Notes Rate                                                                                  5.570%
    (iv) Class A-4 Notes Accrual Basis                                                                          30/360
  (G) Certificates
    (i)   Certificates Balance                                                                          $39,111,385.96
    (ii)  Certificates Percentage (G(i)/B)                                                                       3.25%
    (iii) Certificates Rate                                                                                      0.00%
    (iv) Certificates Accrual Basis                                                                             30/360

  (H) Servicing Fee Rate                                                                                         1.00%
  (I) Portfolio Summary
    (i)   Weighted Average Coupon (WAC)                                                                          6.21%
    (ii)  Weighted Average Original Maturity (WAOM)                                                              57.90  months
    (iii) Weighted Average Remaining Maturity (WAM)                                                              51.77  months
    (iv) Number of Receivables                                                                                  65,226
  (J) Reserve Account
    (i)   Reserve Account Initial Deposit Percentage                                                             0.25%
    (ii)  Reserve Account Initial Deposit                                                                $3,008,928.46
    (iii) Specified Reserve Account  Percentage                                                                  0.25%
    (v) Specified Reserve Account  Balance                                                               $3,008,928.46
  (K) Yield Supplement Account Deposit                                                                  $27,708,424.57

II. INPUTS FROM PREVIOUS MONTHLY SERVICER REPORTS
  (A) Total Portfolio Balance                                                                        $1,135,531,974.78
  (B) Total Securities Balance                                                                       $1,135,531,974.78
  (C) Cumulative Note and Certificate Pool Factor                                                            0.9434687
  (D) Class A-1 Notes
    (i)   Class A-1 Notes Balance                                                                      $193,960,588.82
    (ii)  Class A-1 Notes Pool Factor                                                                        0.7403076
    (iii) Class A-1 Notes Interest Carryover Shortfall                                                           $0.00
    (iv) Class A-1 Notes Principal Carryover Shortfall                                                           $0.00
  (E) Class A-2 Notes
    (i)   Class A-2 Notes Balance                                                                      $322,000,000.00
    (ii)  Class A-2 Notes Pool Factor                                                                        1.0000000
    (iii) Class A-2 Notes Interest Carryover Shortfall                                                           $0.00
    (iv) Class A-2 Notes Principal Carryover Shortfall                                                           $0.00
  (F) Class A-3 Notes
    (i)   Class A-3 Notes Balance                                                                      $360,000,000.00
    (ii)  Class A-3 Notes Pool Factor                                                                        1.0000000
    (iii) Class A-3 Notes Interest Carryover Shortfall                                                           $0.00
    (iv) Class A-3 Notes Principal Carryover Shortfall                                                           $0.00
  (G) Class A-4 Notes
    (i)   Class A-4 Notes Balance                                                                      $220,460,000.00
    (ii)  Class A-4 Notes Pool Factor                                                                        1.0000000
    (iii) Class A-4 Notes Interest Carryover Shortfall                                                           $0.00
    (iv) Class A-4 Notes Principal Carryover Shortfall                                                           $0.00
  (H) Certificates
    (i)   Certificates Balance                                                                          $39,111,385.96
    (ii)  Certificates Pool Factor                                                                           1.0000000
    (iii) Certificates Interest Carryover Shortfall                                                              $0.00
    (iv) Certificates Principal Carryover Shortfall                                                              $0.00
  (I) Servicing Fee
    (i)   Servicing Fee Shortfall                                                                                $0.00

                                                                          Page 2

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2007-2 Owner Trust
            Collection Period: August 1, 2007 through August 31, 2007

                                                                                                 Determination Date:  09/17/07
                                                                                                 Payment Date:  09/21/07

  (J) End of Prior Month Account Balances
    (i)   Reserve Account                                                                                $3,008,928.46
    (ii)   Yield Supplement Account                                                                     $24,999,783.28
    (iii) Payahead Account                                                                                       $0.00
    (iv) Advances Outstanding                                                                              $410,074.39
  (K) Portfolio Summary as of End of Prior Month
    (i)   Weighted Average Coupon (WAC)                                                                          6.21%
    (ii)  Weighted Average Remaining Maturity (WAM)                                                              49.68  months
    (iii) Number of Receivables                                                                                 63,927
  (L) Note and Certificate Percentages
    (i)   Note Percentage                                                                                      100.00%
    (ii)  Certificate Percentage                                                                                 0.00%

III. MONTHLY INPUTS FROM THE MAINFRAME
  (A) Precomputed Contracts Principal
    (i)   Scheduled Principal Collections                                                                        $0.00
    (ii)  Prepayments in Full                                                                                    $0.00
    (iii) Prepayments in Full due to Repurchases                                                                 $0.00
  (B) Precomputed Contracts Total Collections                                                                    $0.00
  (C) Precomputed Receivables Interest (B-A((i)+(ii)+(iii)))                                                     $0.00
  (D) Simple Interest Receivables Principal
    (i)   Principal Collections                                                                         $23,226,826.60
    (ii)  Prepayments in Full                                                                           $11,332,639.43
    (iii) Repurchased Receivables Related to Principal                                                           $0.00
  (E) Simple Interest Receivables Interest
    (i)   Simple Interest Collections                                                                    $6,063,700.86
  (F) Payment Advance for Precomputes
    (i) Reimbursement of Previous Advances *                                                                     $0.00
    (ii) Current Advance Amount                                                                                  $0.00
  (G) Interest Advance for simple Interest - Net *                                                           $5,817.82
  (H) Payahead Account
    (i)  Payments Applied                                                                                        $0.00
    (ii) Additional Payaheads                                                                                    $0.00
  (I) Portfolio Summary as of End of Month
    (i)   Weighted Average Coupon (WAC)                                                                          6.21%
    (ii)  Weighted Average Remaining Maturity (WAM)                                                              48.70  months
    (iii) Remaining Number of Receivables                                                                       63,207

  (J) Delinquent Receivables                                       # Units                Dollar Amount
                                                               ---------------       -----------------------

    (i)  31-60 Days Delinquent                                 849       1.34%       $13,908,048.37    1.26%
    (ii)  61-90 Days Delinquent                                169       0.27%        $2,891,469.94    0.26%
    (ii) 91 Days or More Delinquent                              4       0.01%           $71,995.93    0.01%
  (K) Vehicles Repossessed During Collection Period             37       0.06%          $648,802.99    0.06%
  (L) Total Accumulated Repossessed Vehicles in Inventory       52       0.08%          $900,665.74    0.08%

  * Advances are reimbursed:
  (i)  from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and
  (ii) to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances) and principal (with respect to principal advances) amounts available on each payment date

IV. INPUTS DERIVED FROM OTHER SOURCES
  (A) Collection Account Investment Income                                                                       $0.00
  (B) Reserve Account Investment Income                                                                     $13,741.89
  (C) Yield Supplement Account Investment Income                                                           $117,666.74
  (D) Trust Fees Expense                                                                                         $0.00
  (E) Aggregate Net Losses for Collection Period                                                            $73,864.77
  (F) Liquidated Receivables Information
      (i) Gross Principal Balance on Liquidated Receivables                                                 159,759.80
      (ii) Liquidation Proceeds                                                                              78,690.73
      (iii) Recoveries from Prior Month Charge Offs                                                           7,204.30
  (G) Days in Accrual Period                                                                                        31
  (H) Deal age                                                                                                       3

                                                  MONTHLY COLLECTIONS

V. INTEREST COLLECTIONS
  (A) Total Interest Collections  (III(C+E(i)+G)                                                         $6,069,518.68

VI. PRINCIPAL COLLECTIONS
  (A) Principal Payments Received  (III(A((i)+(ii))+(D(i)+(ii)))                                        $34,559,466.03
  (B) Liquidation Proceeds  (IV(F(ii)))                                                                      78,690.73
  (C) Repurchased Loan Proceeds Related to Principal  (III(A(iii)+D(iii)))                                        0.00
  (D) Recoveries from Prior Month Charge Offs (IV(F(iii)))                                                    7,204.30
                                                                                                    -------------------
  (E) Total Principal Collections   (A+B+C+D)                                                           $34,645,361.06

VII. TOTAL INTEREST AND PRINCIPAL COLLECTIONS  (V(A)+VI(E))                                             $40,714,879.74

VIII. YIELD SUPPLEMENT DEPOSIT                                                                           $1,368,942.37

IX. TOTAL AVAILABLE AMOUNT (VII+VIII)                                                                   $42,083,822.11

                                                                          Page 3

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2007-2 Owner Trust
            Collection Period: August 1, 2007 through August 31, 2007

                                                                                                 Determination Date:  09/17/07
                                                                                                 Payment Date:  09/21/07

                                                 MONTHLY DISTRIBUTIONS

X. FEE DISTRIBUTIONS
  (A) Servicing Fee
    (i)   Servicing Fee Due  (I(H)/12)(II(B))+(II(I)(i))                                                   $946,276.65
    (ii)  Servicing Fee Paid             ($ 0.79 per $1,000 original principal amount)                      946,276.65
                                                                                                    -------------------
    (iii) Servicing Fee Shortfall                                                                                $0.00
  (B) Reserve Account Investment Income (IV(B))                                                             $13,741.89
  (C) Yield Supplement Account Investment Income  (IV(C))                                                        $0.00
  (D) Trust Fees Expense (IV(D))                                                                                 $0.00

XI. DISTRIBUTIONS TO NOTEHOLDERS
  (A) Interest
    (i) Class A-1 Notes
       (a)   Class A-1 Notes Interest Due                                                                  $889,540.44
       (b)  Class A-1 Notes Interest Paid                                                                   889,540.44
                                                                                                    -------------------
       (c) Class A-1 Notes Interest Shortfall                                                                    $0.00
    (ii) Class A-2 Notes
       (a)   Class A-2 Notes Interest Due                                                                $1,451,683.33
       (b)  Class A-2 Notes Interest Paid                                                                 1,451,683.33
                                                                                                    -------------------
       (c) Class A-2 Notes Interest Shortfall                                                                    $0.00
    (iii) Class A-3 Notes
       (a)   Class A-3 Notes Interest Due                                                                $1,638,000.00
       (b)  Class A-3 Notes Interest Paid                                                                 1,638,000.00
                                                                                                    -------------------
       (c) Class A-3 Notes Interest Shortfall                                                                    $0.00
    (iv) Class A-4 Notes
       (a)   Class A-4 Notes Interest Due                                                                $1,023,301.83
       (b)  Class A-4 Notes Interest Paid                                                                 1,023,301.83
                                                                                                    -------------------
       (c) Class A-4 Notes Interest Shortfall                                                                    $0.00
    (v) Total Note Interest
       (a)   Total Note Interest Due                                                                     $5,002,525.60
       (b)  Total Note Interest Paid                                                                      5,002,525.60
                                                                                                    -------------------
       (c) Total Note Interest Shortfall                                                                         $0.00
       (d) Reserve Account Withdrawal for Note Interest                                                          $0.00
Amount available for distributions after Fees & Interest (IX-(X(A)(ii)-(D))-XI(A)(v)(b))                $36,135,019.86
  (B) Principal
    (i) Noteholders' Principal Distribution Amounts                                                     $34,719,225.83
    (ii) Class A-1 Notes Principal
       (a)   Class A-1 Notes Principal Due                                                              $34,719,225.83
       (b)  Class A-1 Notes Principal Paid                                                               34,719,225.83
                                                                                                    -------------------
       (c) Class A-1 Notes Principal Shortfall                                                                   $0.00
       (d) Reserve Account Withdrawal                                                                            $0.00
    (iii) Class A-2 Notes Principal
       (a)   Class A-2 Notes Principal Due                                                                       $0.00
       (b)  Class A-2 Notes Principal Paid                                                                        0.00
                                                                                                    -------------------
       (c) Class A-2 Notes Principal Shortfall                                                                   $0.00
       (d) Reserve Account Withdrawal                                                                            $0.00
    (iv) Class A-3 Notes Principal
       (a)   Class A-3 Notes Principal Due                                                                       $0.00
       (b)  Class A-3 Notes Principal Paid                                                                        0.00
                                                                                                    -------------------
       (c) Class A-3 Notes Principal Shortfall                                                                   $0.00
       (d) Reserve Account Withdrawal                                                                            $0.00
    (v) Class A-4 Notes Principal
       (a)   Class A-4 Notes Principal Due                                                                       $0.00
       (b)  Class A-4 Notes Principal Paid                                                                        0.00
                                                                                                    -------------------
       (c) Class A-4 Notes Principal Shortfall                                                                   $0.00
       (d) Reserve Account Withdrawal                                                                            $0.00
    (vi) Total Notes Principal
       (a)   Total Notes Principal Due                                                                  $34,719,225.83
       (b)  Total Notes Principal Paid                                                                   34,719,225.83
                                                                                                    -------------------
       (c) Total Notes Principal Shortfall                                                                       $0.00
       (d) Reserve Account Withdrawal                                                                            $0.00

Amount available for distributions to the Certificates and Reserve Fund                                  $1,415,794.03

                                                                          Page 4

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2007-2 Owner Trust
            Collection Period: August 1, 2007 through August 31, 2007

                                                                                                 Determination Date:  09/17/07
                                                                                                 Payment Date:  09/21/07

XII. DISTRIBUTIONS TO CERTIFICATEHOLDERS
  (A) Interest
    (i)   Certificates Monthly Interest Due                                                                      $0.00
    (ii)  Certificate Interest Shortfall Beginning Balance                                                           0
                                                                                                    -------------------
    (iii)  Total Certificates Interest Due                                                                       $0.00
    (iv)  Certificate Monthly Interest Paid                                                                       0.00
                                                                                                    -------------------
    (v) Certificate Interest Shortfall Ending Balance                                                            $0.00
  (B) Principal
    (i)   Certificates Monthly Principal Due                                                                     $0.00
    (ii)  Certificate Principal Shortfall Beginning Balance                                                      $0.00
                                                                                                    -------------------
    (iii)  Total Certificates Principal Due                                                                      $0.00
    (iv)  Certificate Monthly Principal Paid                                                                      0.00
                                                                                                    -------------------
    (v) Certificate Principal Shortfall Ending Balance                                                           $0.00

XIII. RESERVE FUND DEPOSIT
  Amount available for deposit into reserve account                                                      $1,415,794.03
  Amount Deposited into Reserve Account                                                                           0.00
  Excess Amount Released from Reserve Account                                                                     0.00
                                                                                                    -------------------
  Excess Funds Released to Seller                                                                         1,415,794.03

                                                 DISTRIBUTIONS SUMMARY

  (A) Total Collections                                                                                 $42,083,822.11
  (B) Service Fee                                                                                          $946,276.65
  (C) Trustee Fees                                                                                               $0.00
  (D) Class A1 Amount                                                                                   $35,608,766.27
  (E) Class A2 Amount                                                                                    $1,451,683.33
  (F) Class A3 Amount                                                                                    $1,638,000.00
  (G) Class A4 Amount                                                                                    $1,023,301.83
  (H) Certificateholders                                                                                         $0.00
  (I) Amount Deposited into Reserve Account                                                                      $0.00
  (J) Release to seller                                                                                  $1,415,794.03
  (K) Total amount distributed                                                                          $42,083,822.11
  (L) Amount of Draw from Reserve Account                                                                        $0.00
  (M) Excess Amount Released from Reserve Account                                                                 0.00

                                            DISTRIBUTION TO SECURITYHOLDERS

  Note Interest Distribution Amount                                                                      $5,002,525.60
    Class A-1 Notes:                     ($ 3.40 per $1,000 original principal amount)
    Class A-2 Notes:                     ($ 4.51 per $1,000 original principal amount)
    Class A-3 Notes:                     ($ 4.55 per $1,000 original principal amount)
    Class A-4 Notes:                     ($ 4.64 per $1,000 original principal amount)

  Note Principal Distribution Amount                                                                     34,719,225.83
    Class A-1 Notes:                     ($ 132.52 per $1,000 original principal amount)
    Class A-2 Notes:                     ($ 0.00 per $1,000 original principal amount)
    Class A-3 Notes:                     ($ 0.00 per $1,000 original principal amount)
    Class A-4 Notes:                     ($ 0.00 per $1,000 original principal amount)

  Note Interest Carryover Shortfall                                                                               0.00
    Change from immediately preceding Payment Date                                                                0.00
    Class A-1 Notes:                     ($ 0.00 per $1,000 original principal amount)
    Class A-2 Notes:                     ($ 0.00 per $1,000 original principal amount)
    Class A-3 Notes:                     ($ 0.00 per $1,000 original principal amount)
    Class A-4 Notes:                     ($ 0.00 per $1,000 original principal amount)

  Note Principal Carryover Shortfall                                                                              0.00
    Change from immediately preceding Payment Date                                                                0.00
    Class A-1 Notes:                     ($ 0.00 per $1,000 original principal amount)
    Class A-2 Notes:                     ($ 0.00 per $1,000 original principal amount)
    Class A-3 Notes:                     ($ 0.00 per $1,000 original principal amount)
    Class A-4 Notes:                     ($ 0.00 per $1,000 original principal amount)

  Certificate Interest Distribution Amount                                                                        0.00
                                         ($ 0.00 per $1,000 original principal amount)

  Certificate Principal Distribution Amount                                                                       0.00
                                         ($ 0.00 per $1,000 original principal amount)

  Certificate Interest Carryover Shortfall                                                                        0.00
    Change from immediately preceding Payment Date                                                                0.00
                                         ($ 0.00 per $1,000 original principal amount)
  Certificate Principal Carryover Shortfall                                                                       0.00
    Change from immediately preceding Payment Date                                                                0.00
                                         ($ 0.00 per $1,000 original principal amount)

                                                                          Page 5

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2007-2 Owner Trust
            Collection Period: August 1, 2007 through August 31, 2007

                                                                                                 Determination Date:  09/17/07
                                                                                                 Payment Date:  09/21/07

                                             PORTFOLIO AND SECURITY SUMMARY

                                                                       Beginning                           End
XIV. POOL BALANCES AND PORTFOLIO INFORMATION                           of Period                        of Period
                                                                   ------------------               -------------------

  (A) Balances and Principal Factors
    (i)    Aggregate Balance of Notes                              $1,096,420,588.82                 $1,061,701,362.99
    (ii)   Note Pool Factor                                                0.9415700                         0.9117543
    (iii)  Class A-1 Notes Balance                                    193,960,588.82                    159,241,362.99
    (iv)   Class A-1 Notes Pool Factor                                     0.7403076                         0.6077915
    (v)    Class A-2 Notes Balance                                    322,000,000.00                    322,000,000.00
    (vi)   Class A-2 Notes Pool Factor                                     1.0000000                         1.0000000
    (vii)  Class A-3 Notes Balance                                    360,000,000.00                    360,000,000.00
    (viii) Class A-3 Notes Pool Factor                                     1.0000000                         1.0000000
    (ix)  Class A-4 Notes Balance                                     220,460,000.00                    220,460,000.00
    (x) Class A-4 Notes Pool Factor                                        1.0000000                         1.0000000
    (xi)   Certificates Balance                                        39,111,385.96                     39,111,385.96
    (xii)    Certificates Pool Factor                                      1.0000000                         1.0000000
    (xiii)   Total Principal Balance of Notes and Certificates      1,135,531,974.78                  1,100,812,748.95
  (B) Portfolio Information
    (i)   Weighted Average Coupon (WAC)                                        6.21%                             6.21%
    (ii)  Weighted Average Remaining Maturity (WAM)                            49.68  months                     48.70  months
    (iii) Remaining Number of Receivables                                     63,927                            63,207
    (iv)  Portfolio Receivable Balance                             $1,135,531,974.78                 $1,100,812,748.95
  (C) Outstanding Advance Amount                                         $410,074.39                       $415,892.21
  (D) Outstanding Payahead Balance                                             $0.00                             $0.00

                                                  SUMMARY OF ACCOUNTS

XV. RECONCILIATION OF RESERVE ACCOUNT
  (A) Beginning Reserve Account Balance                                                                 $ 3,008,928.46
  (B) Draws                                                                                                       0.00
    (i)   Draw for Servicing Fee                                                                                  0.00
    (ii)  Draw for Interest                                                                                       0.00
    (iii) Draw for Realized Losses                                                                                0.00
  (C) Excess Interest Deposited into the Reserve Account                                                          0.00
  (E) Reserve Account Balance Prior to Release                                                            3,008,928.46
  (F) Reserve Account Required Amount                                                                     3,008,928.46
  (G) Final Reserve Account Required Amount                                                               3,008,928.46
  (H) Excess Reserve Account Amount                                                                               0.00
  (I) Release of Reserve Account Balance to Seller                                                                0.00
  (J) Ending Reserve Account Balance                                                                      3,008,928.46

XVI. RECONCILIATION OF YIELD SUPPLEMENT ACCOUNT
  (A) Beginning Yield Supplement Account Balance                                                         24,999,783.28
  (B) Investment Earnings                                                                                   117,666.74
  (C) Investment Earnings Withdraw                                                                                0.00
  (D) Additional Yield Supplement Amounts                                                                         0.00
  (E) Yield Supplement Deposit Amount                                                                     1,368,942.37
  (F) Release of Yield Supplement Account Balance to Seller                                                       0.00
                                                                                                    -------------------
  (G) Ending Yield Supplement Account Balance                                                            23,748,507.65

XVII. NET LOSS AND DELINQUENCY ACCOUNT ACTIVITY
  (A) Liquidated Contracts
    (i)   Liquidation Proceeds                                                                              $78,690.73
    (ii) Recoveries on Previously Liquidated Contracts                                                        7,204.30
  (B) Aggregate Net Losses for Collection Period                                                             73,864.77
  (C) Net Loss Rate for Collection Period (annualized)                                                           0.08%
  (D) Cumulative Net Losses for all Periods                                                                 153,749.92

  (E) Delinquent Receivables                                      # Units                  Dollar Amount
                                                               -------------         -------------------------

    (i)  31-60 Days Delinquent                                 849     1.34%         $13,908,048.37      1.26%
    (ii)  61-90 Days Delinquent                                169     0.27%          $2,891,469.94      0.26%
    (ii) 91 Days or More Delinquent                              4     0.01%             $71,995.93      0.01%

XVIII. REPOSSESSION ACTIVITY                                      # Units                   Dollar Amount
                                                               -------------         -------------------------

  (A) Vehicles Repossessed During Collection Period             37     0.06%           $648,802.99       0.06%
  (B) Total Accumulated Repossessed Vehicles in Inventory       52     0.08%           $900,665.74       0.08%

                                                                          Page 6

                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2007-2 Owner Trust
            Collection Period: August 1, 2007 through August 31, 2007

                                                                                                 Determination Date:  09/17/07
                                                                                                 Payment Date:  09/21/07

XIX. TESTS FOR INCREASE IN SPECIFIED RESERVE ACCOUNT BALANCE
  (A) Ratio of Net Losses to the Pool Balance as of Each Collection Period
    (i) Second Preceding Collection Period                                                                       0.01%
    (ii) Preceding Collection Period                                                                             0.07%
    (iii) Current Collection Period                                                                              0.08%
    (iv) Three Month Average (Avg(i,ii,iii))                                                                     0.05%
  (B) Ratio of Balance of Contracts Delinquent 61 Days or More to the Outstanding Balance of Receivables.
    (i) Second Preceding Collection Period                                                                       0.02%
    (ii) Preceding Collection Period                                                                             0.04%
    (iii) Current Collection Period                                                                              0.36%
    (iv) Three Month Average (Avg(i,ii,iii))                                                                     0.14%

  (C) Loss and Delinquency Trigger Indicator                                                        Trigger was not hit.

  I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

       /s/ Paul Honda
       ----------------------------------
       Mr. Paul Honda
       Assistant Vice President